Shareholder Report, Average Annual Return (Details)	1 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000146951
Average Annual Return [Line Items]
Average Annual Return, Percent			6.22%	2.88%	4.18%
C000146952
Average Annual Return [Line Items]
Average Annual Return, Percent			10.29%	3.23%	4.11%
C000058062
Average Annual Return [Line Items]
Average Annual Return, Percent			4.30%	2.79%	3.36%
C000058060
Average Annual Return [Line Items]
Average Annual Return, Percent			8.38%	3.14%	3.30%
Without Sales Load [Member] | C000146953
Average Annual Return [Line Items]
Average Annual Return, Percent			12.39%	4.23%	5.01%
Without Sales Load [Member] | C000146951
Average Annual Return [Line Items]
Average Annual Return, Percent			12.10%	3.99%	4.76%
Without Sales Load [Member] | C000146952
Average Annual Return [Line Items]
Average Annual Return, Percent			11.29%	3.23%	4.11%
Without Sales Load [Member] | C000166008
Average Annual Return [Line Items]
Average Annual Return, Percent			12.43%	4.28%	5.06%
Without Sales Load [Member] | C000058061
Average Annual Return [Line Items]
Average Annual Return, Percent			10.35%	4.16%	4.17%
Without Sales Load [Member] | C000058062
Average Annual Return [Line Items]
Average Annual Return, Percent			10.08%	3.90%	3.92%
Without Sales Load [Member] | C000058060
Average Annual Return [Line Items]
Average Annual Return, Percent			9.38%	3.14%	3.30%
Without Sales Load [Member] | C000182622
Average Annual Return [Line Items]
Average Annual Return, Percent			10.52%	4.23%	4.21%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			18.34%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				12.06%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					9.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			18.34%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				12.06%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					9.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			18.34%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				12.06%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					9.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			18.34%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				12.06%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					9.84%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			5.10%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.19%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.61%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			5.10%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.19%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.61%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			5.10%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.19%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.61%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			5.10%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				0.19%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent					1.61%
BlackRock Dynamic High Income Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			5.10%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.19%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.51%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			14.29%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent				8.63%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					7.50%
FR Notes - Benchmark total return 1 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent			10.98%
FR Notes - Benchmark total return 5 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent				5.92%
FR Notes - Benchmark total return 10 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent					5.72%
BlackRock Dynamic High Income Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			5.10%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.19%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.51%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			14.29%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent				8.63%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					7.50%
FR Notes - Benchmark total return 1 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent			10.98%
FR Notes - Benchmark total return 5 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent				5.92%
FR Notes - Benchmark total return 10 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent					5.72%
BlackRock Dynamic High Income Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			5.10%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.19%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.51%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			14.29%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent				8.63%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					7.50%
FR Notes - Benchmark total return 1 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent			10.98%
FR Notes - Benchmark total return 5 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent				5.92%
FR Notes - Benchmark total return 10 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent					5.72%
BlackRock Dynamic High Income Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			5.10%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				0.19%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.51%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			14.29%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent				8.63%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					7.50%
FR Notes - Benchmark total return 1 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent			10.98%
FR Notes - Benchmark total return 5 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent				5.92%
FR Notes - Benchmark total return 10 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent					5.72%
BlackRock Multi-Asset Income Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			18.34%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				12.06%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					9.53%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			11.63%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent				6.28%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					5.75%
BlackRock Multi-Asset Income Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			18.34%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				12.06%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					9.53%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			11.63%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent				6.28%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					5.75%
BlackRock Multi-Asset Income Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			18.34%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				12.06%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					9.53%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			11.63%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent				6.28%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					5.75%
BlackRock Multi-Asset Income Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			18.34%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				12.06%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					9.53%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			11.63%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent				6.28%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					5.75%